SCHEDULE OF ESTIMATED ECONOMIC USEFUL LIVES OF THE ASSETS (Details)	Jun. 30, 2024	Dec. 31, 2023
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	50 years	50 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, useful life	3 years	3 years